Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	May 31, 2012		May 31, 2011		May 31, 2010
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Total net sales	$ 1,101,770	$ 773,643	$ 916,085	$ 985,918	$ 981,768	$ 678,920	$ 826,343	$ 894,810	$ 3,777,416	[1]	$ 3,381,841	[1]	$ 3,412,716	[1]
Cost of Sales									2,235,153		1,980,974		1,977,341
Gross profit	460,416	303,200	369,021	409,626	416,426	269,518	339,497	375,426	1,542,263		1,400,867		1,435,375
Selling, general & administrative expenses									1,155,714		1,058,466		1,110,102
Interest expense									72,045		65,427		59,273
Income before income taxes									328,289	[2]	295,053	[2]	268,454	[2]
Provision for income taxes									94,526		91,885		87,327
Net income	82,569	6,625	49,931	76,811	70,174	1,097	48,791	68,996	215,936		189,058		180,037
Specialty Products Holding Corp.
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Net Sales													301,142
Net sales to RPM													18,431
Total net sales													319,573
Cost of Sales													203,082
Gross profit													116,491
Selling, general & administrative expenses													100,080
Interest expense													22
Investment (income), net													(266)
Income before income taxes													16,655
Provision for income taxes													5,520
Net income													$ 11,135

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	The presentation includes a reconciliation of Income (Loss) Before Income Taxes, a measure defined by Generally Accepted Accounting Principles (GAAP) in the United States, to EBIT.